PGIM AAA CLO ETF
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.9%
Asset-Backed Securities
Collateralized Loan Obligations
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.837%(c)	07/20/34	3,000	$2,990,804
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.824(c)	12/02/34	1,750	1,742,322
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)	7.067(c)	04/20/32	570	569,350
Series 2021-15A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	01/20/35	537	533,386

Allegro CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	07/20/32	3,000	2,986,009
Ares CLO Ltd. (Cayman Islands),
Series 2018-50A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.705(c)	01/15/32	3,000	2,994,900
Series 2020-56A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.800(c)	10/25/34	350	348,164
Series 2021-60A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.777(c)	07/18/34	460	457,688
Series 2021-61A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	10/20/34	2,500	2,490,241

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.127(c)	07/15/30	2,000	2,000,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.764(c)	10/17/32	2,500	2,488,073
Series 2021-06A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.824(c)	10/21/34	1,000	994,456
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.715(c)	04/18/35	3,750	3,709,390
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	6.877(c)	07/20/34	1,000	992,135
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.844(c)	01/20/35	3,000	2,984,983

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Ballyrock CLO Ltd. (Cayman Islands), Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.807%(c)	07/20/34	3,000	$2,972,620
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.665(c)	10/15/33	1,000	998,876
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.777(c)	01/20/34	1,500	1,497,357
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.389(c)	10/20/35	1,000	1,002,515
Series 2023-02A, Class A2, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.889(c)	10/20/35	1,000	999,555
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.755(c)	07/15/31	1,483	1,478,225
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.830(c)	01/25/35	455	451,307
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.701(c)	05/17/31	961	958,814
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.867(c)	01/20/35	2,500	2,476,087
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.867(c)	07/20/34	1,000	991,770
Series 2021-23A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.720(c)	04/25/34	2,500	2,481,569

BlueMountain CLO Ltd. (Cayman Islands), Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.777(c)	04/20/34	3,000	2,967,000
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.847(c)	07/20/34	1,250	1,246,250
Canyon Capital CLO Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	6.733(c)	04/15/35	2,041	2,021,451
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.857(c)	07/20/34	3,500	3,472,027

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.747%(c)	04/20/34	3,000	$2,984,379
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.795(c)	01/15/35	1,800	1,789,901
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.795(c)	07/15/34	2,000	1,992,124

Columbia Cent CLO Ltd. (Cayman Islands), Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.877(c)	04/20/34	2,750	2,725,250
Crown City CLO (Cayman Islands), Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.847(c)	07/20/34	1,500	1,486,862
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.845(c)	07/15/34	2,000	1,979,616
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.827(c)	04/20/34	2,000	1,995,000
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	10/20/34	2,250	2,243,793
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.435(c)	10/14/35	1,000	999,613
Series 2023-01A, Class AJ, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.885(c)	10/14/35	1,000	999,813

Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.856(c)	10/20/31	1,000	997,226
HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.817(c)	04/20/34	4,000	3,990,748
Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.877(c)	10/20/34	250	247,280
KKR CLO Ltd. (Cayman Islands), Series 2023-46A, Class A1A, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.266(c)	04/20/35	1,750	1,750,425

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

LCM Ltd. (Cayman Islands), Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.847%(c)	10/20/34	3,500	$3,480,830
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.684(c)	10/15/32	1,250	1,243,042
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.760(c)	04/25/32	2,100	2,096,312
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.784(c)	07/17/34	900	895,811

Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.695(c)	04/15/34	3,500	3,488,155
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.805(c)	07/15/34	2,210	2,189,939
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.815(c)	07/15/34	1,875	1,857,093

OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.644(c)	01/15/33	1,500	1,489,671
Octagon Investment Partners 51 Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	07/20/34	3,000	2,982,452
Pikes Peak CLO (Cayman Islands), Series 2020-06A, Class AR2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.799(c)	05/18/34	3,750	3,723,750
PPM CLO Ltd. (Cayman Islands), Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.857(c)	10/18/34	3,500	3,473,364
Rad CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.822(c)	10/30/34	3,000	2,981,736
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.825(c)	01/15/35	1,500	1,489,140
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.416(c)	04/20/35	600	604,186

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827%(c)	01/20/35	1,000	$998,161
Regatta VI Funding Ltd. (Cayman Islands), Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.837(c)	04/20/34	3,750	3,733,046
Regatta VII Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.809(c)	06/20/34	2,000	1,992,950
Rockford Tower CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.837(c)	10/20/31	570	568,785
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.707(c)	04/20/31	938	933,008
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.947(c)	04/20/33	3,750	3,740,153
Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.777(c)	07/20/34	3,750	3,713,466
Sound Point CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.757(c)	01/20/32	1,000	992,079
Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.774(c)	07/23/33	3,500	3,487,885
TCW CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.847(c)	03/18/34	3,000	2,975,165
TICP CLO Ltd. (Cayman Islands), Series 2018-12A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.825(c)	07/15/34	2,500	2,494,031
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311(c)	01/15/36	1,750	1,750,000
Tralee CLO Ltd. (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.960(c)	04/25/34	3,000	2,977,026

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands), Series 2022-20A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.946%(c)	07/20/35	1,500	$1,484,816
Trinitas CLO Ltd. (Bermuda), Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.266(c)	07/20/36	2,000	1,999,073
Venture CLO Ltd. (Cayman Islands), Series 2019-36A, Class A1AR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.807(c)	04/20/32	2,500	2,479,264
Voya CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.818(c)	07/19/34	3,250	3,239,155
Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.327(c)	01/15/37	1,500	1,500,354
Wellfleet CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.875(c)	07/15/34	2,500	2,481,490
Whitebox CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.880(c)	10/24/34	1,600	1,586,420
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.865(c)	10/15/34	250	247,488

Total Long-Term Investments (cost $157,193,835)				157,848,650

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Short-Term Investment 2.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $4,206,360)(wb)	4,206,360	$4,206,360

TOTAL INVESTMENTS 101.6% (cost $161,400,195)		162,055,010
Liabilities in excess of other assets (1.6)%		(2,497,959)

Net Assets 100.0%		$159,557,051

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).